Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Sep. 30, 2020	965,224
Balance at Sep. 30, 2020	$ 965	$ 42,054,981	$ (43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(6,240,482)	(6,240,482)
Issuance of common stock and warrants, net of financing costs (in shares)	215,625
Issuance of common stock and warrants, net of financing costs	$ 216	6,219,017	0	6,219,233
Vesting of restricted stock Issued (in shares)	2,750
Vesting of restricted stock Issued	$ 3	(3)		0
Stock-based compensation expense		496,066	0	496,066
Vesting of restricted stock issued (in shares)	2,750
Balance (in shares) at Sep. 30, 2021	1,183,599
Balance at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(5,275,854)	(5,275,854)
Issuance of common stock and warrants, net of financing costs (in shares)	63,833
Issuance of common stock and warrants, net of financing costs	$ 64	1,609,077	0	1,609,141
Vesting of restricted stock Issued (in shares)	2,000
Vesting of restricted stock Issued	$ 2	(2)	0	0
Stock-based compensation expense		499,584	0	499,584
Vesting of restricted stock issued (in shares)	2,000
Balance (in shares) at Sep. 30, 2022	1,249,432
Balance at Sep. 30, 2022	$ 1,249	$ 50,878,721	$ (55,072,773)	$ (4,192,803)